COMMITMENTS, CONTINGENCIES AND GUARANTEES - Schedule of Assets and Portfolio of Assets (Details) - 3 months ended Sep. 30, 2023 - Forecast - 60 MW Wind Portfolio - Major business combination
R$ in Millions, $ in Millions
	BRL (R$) MW	USD ($) MW
Disclosure of contingent liabilities [line items]
Capacity	60	60
Consideration	R$ 112	$ 20
The Company’s Economic Interest	25.00%	25.00%